Note 13 - Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
10.      Related Party Transactions

In June 2006, the Company entered into a Development and Manufacturing Agreement with Stellartech Research Corporation (the “Agreement”). The Agreement was amended on October 4, 2007. Under the Agreement, the Company agreed to purchase 300 generators manufactured by Stellartech. As of March 31, 2016, the Company has purchased 113 units. The price per unit is variable and dependent on the volume and timing of units ordered. In conjunction with the Agreement, Stellartech purchased 37,500 shares of Viveve’s common stock. These shares are subject to a right of repurchase by the Company, which lapses over a four-year period. As of March 31, 2016, none of the shares of common stock were subject to repurchase. Under the Agreement, the Company paid Stellartech $1,215,000 and $129,000 for goods and services during the three months ended March 31, 2016 and 2015, respectively.

13.	Related Party Transactions

In June 2006, the Company entered into a Development and Manufacturing Agreement with Stellartech Research Corporation (the “Agreement”). The Agreement was amended on October 4, 2007. Under the Agreement, the Company agreed to purchase 300 generators manufactured by Stellartech. As of December 31, 2015, the Company has purchased 112 units. The price per unit is variable and dependent on the volume and timing of units ordered. In conjunction with the Agreement, Stellartech purchased 37,500 shares of Viveve’s common stock at $0.008. These shares are subject to a right of repurchase by the Company, which lapses over a four-year period. As of December 31, 2015, none of the shares of common stock were subject to repurchase. Under the Agreement, the Company paid Stellartech $3,446,000 and $484,000 for goods and services during the years ended December 31, 2015 and 2014, respectively.